Leases - Operating Lease, Liability, Maturity (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
2024	$ 4,350	$ 3,077
2025	4,471	3,164
2026	4,276	3,248
2027	2,243	3,017
2028		946
Thereafter		0
Total future minimum lease payments	19,988	13,452
Less: Imputed interest	5,121	2,497
Total operating lease liabilities	$ 14,867	$ 10,955